Fees Summary	Jan. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 900,000,000.00
Previously Paid Amount	124,290.00
Total Fee Amount	124,290.00
Total Offset Amount	0.00
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 900,000,000.00
Final Prospectus	true